Property, Plant and Equipment - Summary of Movements in Property, Plant and Equipment (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	€ 10,347	€ 10,411
Freehold land [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	€ 302	247
Spreads business [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		€ 548